Quarterly Report
April 30, 2019
MFS®  High Yield Pooled Portfolio

Portfolio of Investments
4/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.3%
Aerospace – 1.0%
TransDigm, Inc., 6.5%, 7/15/2024		$2,385,000	$2,416,303
TransDigm, Inc., 6.5%, 5/15/2025		1,300,000	1,313,000
TransDigm, Inc., 6.25%, 3/15/2026 (n)		2,427,000	2,527,114
TransDigm, Inc., 6.375%, 6/15/2026		1,715,000	1,719,287
			$7,975,704
Automotive – 1.4%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$6,764,000	$6,841,245
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		360,000	370,800
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		795,000	771,150
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		3,635,000	3,758,590
			$11,741,785
Broadcasting – 3.0%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$3,210,000	$3,346,425
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		935,000	967,725
Match Group, Inc., 6.375%, 6/01/2024		3,480,000	3,649,650
Netflix, Inc., 5.875%, 2/15/2025		2,090,000	2,257,200
Netflix, Inc., 4.875%, 4/15/2028		1,220,000	1,209,325
Netflix, Inc., 5.875%, 11/15/2028		2,775,000	2,927,625
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	1,485,000	1,812,996
Netflix, Inc., 3.875%, 11/15/2029 (z)		2,580,000	2,960,862
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$1,045,000	1,065,900
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		3,210,000	3,270,187
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		815,000	833,338
			$24,301,233
Building – 4.7%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$3,935,000	$4,077,644
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		2,685,000	2,765,550
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		2,535,000	2,439,177
Core & Main LP, 6.125%, 8/15/2025 (n)		2,910,000	2,888,175
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		1,890,000	1,875,825
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		2,905,000	2,828,744
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		2,120,000	1,976,900
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		2,880,000	2,949,840
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		2,709,000	2,746,249
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		2,358,000	2,363,895
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		2,080,000	2,119,000
Standard Industries, Inc., 6%, 10/15/2025 (n)		4,735,000	4,943,150
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		3,690,000	3,754,575
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		935,000	930,325
			$38,659,049
Business Services – 4.2%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,170,000	$1,194,863
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		2,800,000	2,845,500
CDK Global, Inc., 4.875%, 6/01/2027		4,485,000	4,529,850
Equinix, Inc., 5.375%, 4/01/2023		1,955,000	1,995,957
Equinix, Inc., 5.75%, 1/01/2025		1,540,000	1,597,750
Equinix, Inc., 5.875%, 1/15/2026		2,470,000	2,608,937
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		3,445,000	3,491,266
First Data Corp., 5%, 1/15/2024 (n)		6,405,000	6,565,830
MSCI, Inc., 4.75%, 8/01/2026 (n)		3,400,000	3,484,320
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		1,975,000	2,123,125
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		1,890,000	1,941,975

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		$2,140,000	$2,263,050
			$34,642,423
Cable TV – 8.7%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$1,575,000	$1,614,375
Altice Financing S.A., 7.5%, 5/15/2026 (n)		750,000	761,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		5,290,000	5,422,250
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		1,325,000	1,371,375
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		7,990,000	8,345,555
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		3,755,000	3,900,506
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		2,635,000	2,705,816
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		6,985,000	7,195,458
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		2,030,000	2,215,237
DISH DBS Corp., 5.875%, 11/15/2024		975,000	840,938
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		1,670,000	1,548,925
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		3,795,000	3,434,475
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		1,745,000	1,758,087
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		4,055,000	4,186,787
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		1,600,000	1,640,000
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		5,400,000	5,359,500
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		3,970,000	4,108,950
Videotron Ltd., 5.375%, 6/15/2024 (n)		930,000	976,500
Videotron Ltd., 5.125%, 4/15/2027 (n)		5,200,000	5,317,000
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		830,000	847,638
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		3,560,000	3,621,268
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		4,240,000	4,240,000
			$71,411,890
Chemicals – 2.8%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$5,110,000	$5,130,695
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		2,628,000	2,706,840
OCI N.V., 6.625%, 4/15/2023 (n)		4,450,000	4,634,675
PolyOne Corp., 5.25%, 3/15/2023		3,455,000	3,584,563
SPCM S.A., 4.875%, 9/15/2025 (n)		4,125,000	4,032,188
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026 (n)	EUR	2,205,000	2,537,256
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026		375,000	431,506
			$23,057,723
Computer Software – 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$2,965,000	$3,019,504
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		1,670,000	1,809,391
			$4,828,895
Computer Software - Systems – 2.3%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		$815,000	$862,881
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		1,215,000	1,246,894
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		4,395,000	4,570,800
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		2,400,000	2,499,000
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		5,035,000	5,148,288
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		4,205,000	4,312,753
			$18,640,616
Conglomerates – 3.4%
Amsted Industries Co., 5%, 3/15/2022 (n)		$2,530,000	$2,545,813
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		3,590,000	3,661,800
EnerSys, 5%, 4/30/2023 (n)		5,155,000	5,206,550
Entegris, Inc., 4.625%, 2/10/2026 (n)		5,400,000	5,400,000
Gates Global LLC, 6%, 7/15/2022 (n)		1,927,000	1,927,000
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		3,940,000	4,146,850

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
TriMas Corp., 4.875%, 10/15/2025 (n)		$5,310,000	$5,303,362
			$28,191,375
Construction – 1.3%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$1,320,000	$198,000
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		1,723,000	262,757
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		4,150,000	4,222,625
Toll Brothers Finance Corp., 4.875%, 11/15/2025		2,045,000	2,085,900
Toll Brothers Finance Corp., 4.35%, 2/15/2028		4,295,000	4,101,725
			$10,871,007
Consumer Products – 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)		$1,990,000	$1,962,638
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		3,325,000	3,432,023
Energizer Holdings, Inc., 7.75%, 1/15/2027 (n)		240,000	260,100
			$5,654,761
Consumer Services – 2.0%
Cimpress N.V., 7%, 6/15/2026 (n)		$2,920,000	$2,883,792
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		2,200,000	2,307,250
Matthews International Corp., 5.25%, 12/01/2025 (n)		2,900,000	2,831,125
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		2,480,000	2,498,600
Realogy Group LLC, 9.375%, 4/01/2027 (n)		1,850,000	1,921,595
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		3,805,000	3,843,050
			$16,285,412
Containers – 4.7%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	1,055,000	$1,199,878
ARD Finance S.A., 7.125%, 9/15/2023		$2,495,000	2,498,119
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)		1,318,562	1,270,947
Berry Global Group, Inc., 5.5%, 5/15/2022		1,405,000	1,424,319
Berry Global Group, Inc., 6%, 10/15/2022		2,355,000	2,425,650
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)		2,110,000	2,054,612
Crown American LLC, 4.5%, 1/15/2023		2,872,000	2,933,059
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		2,440,000	2,375,950
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		1,675,000	1,702,219
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		3,030,000	2,825,475
Multi-Color Corp., 6.125%, 12/01/2022 (n)		4,202,000	4,322,807
Reynolds Group, 5.75%, 10/15/2020		1,599,028	1,603,825
Reynolds Group, 5.125%, 7/15/2023 (n)		2,080,000	2,110,181
Reynolds Group, 7%, 7/15/2024 (n)		775,000	801,156
Sealed Air Corp., 4.875%, 12/01/2022 (n)		3,635,000	3,753,137
Silgan Holdings, Inc., 4.75%, 3/15/2025		2,825,000	2,796,750
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		2,190,000	2,370,675
			$38,468,759
Electrical Equipment – 0.8%
CommScope Technologies LLC, 6%, 6/15/2025 (n)		$1,810,000	$1,838,326
CommScope Technologies LLC, 5%, 3/15/2027 (n)		5,155,000	4,819,925
			$6,658,251
Electronics – 1.3%
Qorvo, Inc., 5.5%, 7/15/2026 (n)		$4,335,000	$4,519,237
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		2,185,000	2,321,563
Sensata Technologies B.V., 5%, 10/01/2025 (n)		3,840,000	3,936,000
			$10,776,800

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.8%
DAE Funding LLC, 5.75%, 11/15/2023 (n)	$2,485,000	$2,603,038
DAE Funding LLC, 5%, 8/01/2024 (n)	3,975,000	4,084,312
		$6,687,350
Energy - Independent – 2.5%
Callon Petroleum Co., 6.375%, 7/01/2026	$2,580,000	$2,638,050
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	2,780,000	2,745,250
Diamondback Energy, Inc., 5.375%, 5/31/2025	2,870,000	2,994,874
Jagged Peak Energy LLC, 5.875%, 5/01/2026	1,795,000	1,803,975
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	3,490,000	3,559,800
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	1,000,000	1,008,750
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	2,845,000	2,909,012
Sanchez Energy Corp., 6.125%, 1/15/2023	2,180,000	291,575
SM Energy Co., 6.75%, 9/15/2026	2,605,000	2,494,288
		$20,445,574
Entertainment – 1.7%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$3,060,000	$2,949,381
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (z)	1,165,000	1,187,936
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	3,655,000	3,810,337
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	5,655,000	5,655,000
		$13,602,654
Financial Institutions – 1.8%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$1,915,000	$1,985,012
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (z)	1,524,000	1,514,292
Barclays PLC, 7.875%, 12/29/2049	1,600,000	1,686,000
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	6,135,000	6,466,904
Wand Merger Corp., 8.125%, 7/15/2023 (n)	3,335,000	3,360,013
		$15,012,221
Food & Beverages – 3.4%
Aramark Services, Inc., 4.75%, 6/01/2026	$3,645,000	$3,699,675
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	4,820,000	4,880,250
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	2,635,000	2,786,513
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	2,313,000	2,379,499
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	3,955,000	4,013,850
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,695,000	1,720,425
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	980,000	994,700
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	3,195,000	3,298,838
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	4,275,000	4,371,187
		$28,144,937
Gaming & Lodging – 4.8%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$2,945,000	$3,022,306
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,755,000	1,845,400
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,320,000	2,438,181
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,380,000	1,457,363
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	3,215,000	3,291,356
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,245,000	4,298,062
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)	2,695,000	2,715,213
MGM Growth Properties LLC, 4.5%, 9/01/2026	3,305,000	3,263,687
MGM Resorts International, 6.625%, 12/15/2021	1,770,000	1,900,007
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	3,265,000	3,269,081
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,030,000	2,065,525
Scientific Games Corp., 8.25%, 3/15/2026 (n)	1,620,000	1,678,725
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	4,105,000	4,187,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	3,990,000	4,039,875
		$39,471,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.6%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$4,575,000	$4,575,000
Insurance - Health – 0.9%
Centene Corp., 6.125%, 2/15/2024	$2,190,000	$2,294,025
Centene Corp., 5.375%, 6/01/2026 (n)	5,080,000	5,284,368
		$7,578,393
Insurance - Property & Casualty – 0.8%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$3,290,000	$3,109,050
Hub International Ltd., 7%, 5/01/2026 (n)	3,495,000	3,525,581
		$6,634,631
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$2,225,000	$2,305,656
Major Banks – 0.7%
Credit Suisse Group AG, 7.25% to 9/12/2025, FLR (Swap Rate - 5yr. + 4.332%) to 12/29/2049 (n)	$1,127,000	$1,171,517
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	3,990,000	4,121,614
		$5,293,131
Medical & Health Technology & Services – 4.9%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023	$2,990,000	$3,019,900
Avantor, Inc., 9%, 10/01/2025 (n)	2,815,000	3,061,313
DaVita, Inc., 5%, 5/01/2025	1,720,000	1,682,917
Encompass Health Corp., 5.75%, 9/15/2025	1,000,000	1,026,480
HCA, Inc., 7.5%, 2/15/2022	2,050,000	2,255,000
HCA, Inc., 5.375%, 2/01/2025	7,260,000	7,641,150
HCA, Inc., 5.875%, 2/15/2026	2,775,000	2,990,063
HealthSouth Corp., 5.125%, 3/15/2023	3,610,000	3,650,612
HealthSouth Corp., 5.75%, 11/01/2024	1,260,000	1,277,325
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	2,545,000	2,417,750
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (z)	2,095,000	2,105,894
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	1,210,000	1,203,950
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	1,935,000	1,976,119
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	3,250,000	3,392,187
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	2,490,000	2,409,075
		$40,109,735
Medical Equipment – 0.8%
Teleflex, Inc., 5.25%, 6/15/2024	$2,895,000	$2,967,375
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,703,400
Teleflex, Inc., 4.625%, 11/15/2027	2,115,000	2,104,425
		$6,775,200
Metals & Mining – 4.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,945,000	$1,962,019
Big River Steel LLC, 7.25%, 9/01/2025 (n)	2,270,000	2,416,460
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	2,340,000	2,317,770
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	4,305,000	4,041,319
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	5,657,000	5,968,135
Kaiser Aluminum Corp., 5.875%, 5/15/2024	4,495,000	4,652,325
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	3,455,000	2,902,200
Novelis Corp., 5.875%, 9/30/2026 (n)	3,820,000	3,882,075
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	3,230,000	3,141,175
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	2,425,000	2,446,219
TMS International Corp., 7.25%, 8/15/2025 (n)	2,755,000	2,699,900
		$36,429,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 5.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$1,510,000	$1,525,100
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	1,945,000	1,986,331
Cheniere Energy, Inc., 5.875%, 3/31/2025	4,840,000	5,215,100
DCP Midstream Operating LP, 4.95%, 4/01/2022	1,572,000	1,611,300
DCP Midstream Operating LP, 3.875%, 3/15/2023	2,845,000	2,845,000
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	2,055,000	2,160,237
DCP Midstream Operating LP, 5.6%, 4/01/2044	1,945,000	1,847,750
Energy Transfer Operating Co., 5.875%, 1/15/2024	3,965,000	4,328,076
EnLink Midstream Partners LP, 4.4%, 4/01/2024	6,065,000	6,019,512
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	5,995,000	6,107,406
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	3,185,000	3,224,813
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,020,000	2,065,450
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	5,220,000	5,298,300
		$44,234,375
Network & Telecom – 0.5%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$3,600,000	$3,654,000
Oil Services – 0.7%
Apergy Corp., 6.375%, 5/01/2026	$3,420,000	$3,531,150
Diamond Offshore Drill Co., 5.7%, 10/15/2039	3,235,000	2,280,287
		$5,811,437
Oils – 1.1%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$5,745,000	$5,845,537
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	550,000	565,813
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	2,380,000	2,451,400
		$8,862,750
Pharmaceuticals – 1.3%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$2,250,000	$2,261,250
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	1,755,000	1,456,650
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	2,755,000	2,765,331
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	4,470,000	4,520,288
		$11,003,519
Printing & Publishing – 0.8%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$3,344,000	$3,321,863
TEGNA, Inc., 5.5%, 9/15/2024 (n)	2,730,000	2,801,662
		$6,123,525
Real Estate - Healthcare – 0.9%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$2,265,000	$2,307,469
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	5,265,000	5,278,162
		$7,585,631
Real Estate - Other – 0.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$4,200,000	$4,294,500
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	2,230,000	2,308,050
		$6,602,550
Restaurants – 0.9%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$2,770,000	$2,832,325
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	4,535,000	4,676,719
		$7,509,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.7%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$1,865,000	$1,892,975
L Brands, Inc., 5.25%, 2/01/2028	2,325,000	2,077,969
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,655,000	1,650,862
		$5,621,806
Specialty Chemicals – 0.9%
Koppers, Inc., 6%, 2/15/2025 (n)	$2,624,000	$2,539,507
Univar USA, Inc., 6.75%, 7/15/2023 (n)	4,890,000	4,974,793
		$7,514,300
Specialty Stores – 0.5%
Penske Automotive Group Co., 5.375%, 12/01/2024	$2,220,000	$2,247,750
Penske Automotive Group Co., 5.5%, 5/15/2026	1,755,000	1,750,613
		$3,998,363
Telecommunications - Wireless – 5.1%
Altice France S.A., 6.25%, 5/15/2024 (n)	$1,245,000	$1,276,125
Altice France S.A., 8.125%, 2/01/2027 (n)	2,505,000	2,617,725
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	1,675,000	1,706,406
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	3,035,000	2,860,487
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	2,468,000	1,747,838
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	705,000	705,226
SBA Communications Corp., 4%, 10/01/2022	3,990,000	4,009,950
SBA Communications Corp., 4.875%, 9/01/2024	1,995,000	2,026,197
SFR Group S.A., 7.375%, 5/01/2026 (n)	2,100,000	2,127,562
Sprint Corp., 7.875%, 9/15/2023	2,620,000	2,729,254
Sprint Corp., 7.125%, 6/15/2024	6,560,000	6,574,350
Sprint Nextel Corp., 6%, 11/15/2022	4,810,000	4,840,062
T-Mobile USA, Inc., 6.5%, 1/15/2024	1,765,000	1,826,775
T-Mobile USA, Inc., 5.125%, 4/15/2025	2,180,000	2,245,400
T-Mobile USA, Inc., 6.5%, 1/15/2026	2,020,000	2,160,794
T-Mobile USA, Inc., 5.375%, 4/15/2027	2,115,000	2,223,546
		$41,677,697
Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$1,923,750
Level 3 Financing, Inc., 5.375%, 5/01/2025	3,155,000	3,213,683
		$5,137,433
Transportation - Services – 0.2%
Navios South American Logistics, Inc., 7.25%, 5/01/2022	$1,110,000	$1,018,425
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	1,168,000	584,000
		$1,602,425
Utilities - Electric Power – 2.5%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	$6,070,000	$6,206,575
Covanta Holding Corp., 5.875%, 3/01/2024	2,515,000	2,587,306
Covanta Holding Corp., 6%, 1/01/2027	1,925,000	1,958,687
Drax Finco PLC, 6.625%, 11/01/2025 (n)	3,520,000	3,555,200
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	4,560,000	4,574,820
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,355,000	1,331,288
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	320,000	320,000
		$20,533,876
Total Bonds		$772,704,374
Floating Rate Loans (r) – 0.8%
Broadcasting – 0.1%
Warner Music Group, Term Loan F, 4.608%, 11/01/2023	$662,000	$658,690

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 5.233%, 3/31/2024	$784,020	$784,878
Entertainment – 0.1%
Live Nation Entertainment, Inc., Term Loan B3, 4.25%, 10/31/2023	$1,014,823	$1,013,237
Food & Beverages – 0.1%
U.S. Foods Holding Corp., Term Loan B, 4.483%, 6/27/2023	$658,614	$657,105
Medical & Health Technology & Services – 0.3%
DaVita, Inc., Term Loan B, 5.233%, 6/24/2021	$2,266,790	$2,268,678
Oil Services – 0.1%
Apergy Corp., Term Loan B, 5.028%, 5/09/2025	$1,390,886	$1,388,568
Total Floating Rate Loans		$6,771,156
Common Stocks – 0.4%
Oil Services – 0.4%
LTRI Holdings LP (a)(u)	3,300	$2,935,086
Convertible Bonds – 0.1%
Cable TV – 0.1%
DISH Network Corp., 3.375%, 8/15/2026	$1,180,000	$1,082,429
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	2,021	$4,041
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	2,021	1,516
Total Warrants				$5,557

Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 2.48% (v)	26,894,811	$26,894,811

Other Assets, Less Liabilities – 1.1%		9,427,708
Net Assets – 100.0%		$819,821,121
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,894,811 and $783,498,602, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $493,809,411, representing 60.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024	4/11/19	$1,515,799	$1,514,292
Live Nation Entertainment, Inc., 4.875%, 11/01/2024	4/10/19-4/12/19	1,188,333	1,187,936
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	4/02/15-12/17/15	2,692,042	2,715,213
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024	3/20/19-4/02/19	2,088,241	2,105,894
Netflix, Inc., 3.875%, 11/15/2029	4/24/19-4/29/19	2,898,619	2,960,862
Total Restricted Securities			$10,484,197
% of Net assets			1.3%
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 4/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	5,938,621	EUR	5,227,476	Merrill Lynch International	7/12/2019	$38,378
Liability Derivatives
USD	621,753	EUR	555,000	Citibank N.A.	7/12/2019	$(4,674)
USD	2,293,655	EUR	2,044,596	UBS AG	7/12/2019	(14,078)
						$(18,752)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	13	$1,938,226	June – 2019	$(13,152)
U.S. Treasury Note 10 yr	Short	USD	110	13,603,906	June – 2019	(113,259)
U.S. Treasury Note 5 yr	Short	USD	175	20,237,109	June – 2019	(7,454)
						$(133,865)
At April 30, 2019, the fund had cash collateral of $263,972 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$5,557	$2,935,086	$2,940,643
Non-U.S. Sovereign Debt	—	6,687,350	—	6,687,350
U.S. Corporate Bonds	—	634,039,349	—	634,039,349
Foreign Bonds	—	133,060,104	—	133,060,104
Floating Rate Loans	—	6,771,156	—	6,771,156
Mutual Funds	26,894,811	—	—	26,894,811
Total	$26,894,811	$780,563,516	$2,935,086	$810,393,413
Other Financial Instruments
Futures Contracts - Liabilities	$(133,865)	$—	$—	$(133,865)
Forward Foreign Currency Exchange Contracts - Assets	—	38,378	—	38,378
Forward Foreign Currency Exchange Contracts - Liabilities	—	(18,752)	—	(18,752)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/19	$2,935,086
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/19	$2,935,086
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2019 is $0. At April 30, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,838,451	$40,209,359	$43,154,912	$(700)	$2,613	$26,894,811
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$181,146	$—